Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of major classes of inventory

	December 31, 2022	December 31, 2021
Repair parts	$26,036	$19,519
Tires and track frames	3,372	2,617
Fuel and lubricants	2,237	1,832
Parts and supplies	31,645	23,968
Parts, supplies and components for equipment rebuilds	14,899	15,858
Customer rebuild work in process	3,354	4,718
	$49,898	$44,544